CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 25,307	$ 3,618	¥ 23,891	¥ 21,882
Operating costs and expenses:
Hotel operating costs	15,339	2,194	15,285	14,341
Other operating costs	61	9	31	34
Selling and marketing expenses	1,270	182	1,176	1,072
General and administrative expenses	2,262	321	2,508	2,086
Pre-opening expenses	41	6	50	35
Total operating costs and expenses	18,973	2,712	19,050	17,568
Goodwill impairment loss	0	0	0	4
Other operating income, net	485	69	359	404
Income from operations	6,819	975	5,200	4,714
Interest income	223	32	210	248
Interest expense	337	48	318	385
Other income, net	38	5	51	573
Gain (loss) from fair value changes of equity securities, net	(10)	(1)	(66)	109
Foreign exchange gain (loss), net	569	81	(272)	90
Income before income taxes	7,302	1,044	4,805	5,349
Income tax expense	2,161	309	1,662	1,204
Loss from equity method investments	(26)	(4)	(41)	(14)
Net income	5,115	731	3,102	4,131
Less: net income attributable to noncontrolling interest	35	5	54	46
Net income attributable to H World Group Limited	5,080	726	3,048	4,085
Other comprehensive income
(Loss) gain arising from defined benefit plan, net of tax of RMB(3), RMB0 and RMB2 for the year ended 2023, 2024 and 2025, respectively	9	1	6	(9)
Loss from fair value changes of debt securities, net of tax of RMB3, RMB13 and RMB3 for 2023, 2024 and 2025, respectively	(8)	(1)	(38)	(12)
Foreign currency translation adjustments, net of tax of nil for the years ended 2023, 2024 and 2025, respectively	(184)	(26)	28	175
Comprehensive income	4,932	705	3,098	4,285
Less: comprehensive income attributable to the noncontrolling interest	35	5	54	46
Comprehensive income attributable to H World Group Limited	¥ 4,897	$ 700	¥ 3,044	¥ 4,239
Earnings per share:
Basic | (per share)	¥ 1.65	$ 0.24	¥ 0.98	¥ 1.28
Diluted | (per share)	¥ 1.6	$ 0.23	¥ 0.96	¥ 1.25
Weighted average number of shares used in computation:
Basic (in shares)	3,070,939,457	3,070,939,457	3,115,130,107	3,183,163,131
Diluted (in shares)	3,247,494,097	3,247,494,097	3,278,308,290	3,351,421,211
Leased and owned hotels
Revenues:
Total revenues	¥ 12,943	$ 1,851	¥ 13,843	¥ 13,796
Manachised and franchised hotels
Revenues:
Total revenues	11,696	1,672	9,498	7,694
Others
Revenues:
Total revenues	¥ 668	$ 95	¥ 550	¥ 392